Annual Fund Operating Expenses - Federated Hermes International Equity Fund	Jul. 31, 2021
A
Operating Expenses:
Management Fee	0.85%
Distribution (12b-1) Fee	none	[1]
Acquired Fund Fees and Expenses	0.40%	[2]
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.70%	[2]
Fee Waivers and/or Expense Reimbursements	(0.51%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.19%
C
Operating Expenses:
Management Fee	0.85%
Distribution (12b-1) Fee	0.75%
Acquired Fund Fees and Expenses	0.40%	[2]
Other Expenses	0.47%
Total Annual Fund Operating Expenses	2.47%	[2]
Fee Waivers and/or Expense Reimbursements	(0.53%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.94%
IS
Operating Expenses:
Management Fee	0.85%
Distribution (12b-1) Fee	none
Acquired Fund Fees and Expenses	0.40%	[2]
Other Expenses	0.23%	[4]
Total Annual Fund Operating Expenses	1.48%	[2]
Fee Waivers and/or Expense Reimbursements	(0.54%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.94%
R6
Operating Expenses:
Management Fee	0.85%
Distribution (12b-1) Fee	none
Acquired Fund Fees and Expenses	0.40%	[2]
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.40%	[2]
Fee Waivers and/or Expense Reimbursements	(0.50%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Trustees.
[2]	Acquired Fund Fees and Expenses, Total Annual Fund Operating Expenses, and Fee Waivers and /or Expense Reimbursements have been restated to reflect current fees due to an increase in Acquired Fund Fees and Expenses.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A class, C class, IS class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94%, 0.94% and 0.90% (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[4]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.